Annual Total Returns[BarChart] - PSF PGIM Jennison Value Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.58%)	14.62%	33.09%	10.10%	(8.19%)	11.39%	16.99%	(9.88%)	26.06%	3.58%